Stock-Based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended											9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2011 Restricted Stock Units [Member]	Dec. 31, 2010 Restricted Stock Units [Member]	Dec. 31, 2009 Restricted Stock Units [Member]	Sep. 30, 2011 Stock Appreciation Rights (SARs) [Member]
Stock Based Compensation (Textual) [Abstract]
Number of stock appreciation rights grants	0											0
Vesting period of restricted awards, years				3 years
Restricted shares granted as inducement awards				0.0	397.0	636.7			5,984.0	3,834.5	2,958.3
Issuance of restricted shares during the period					197,000
Weighted-average fair value of market shares granted				$ 16.77	$ 17.03	$ 16.94			$ 16.21	$ 17.83	$ 13.90
Risk-free interest rate for valuing market shares issued		1.10%	1.50%
Expected volatility for valuing market shares issued		40.00%	40.00%
Cumulative fair value of restricted shares				$ 11.0	$ 32.0	$ 29.1			$ 27.8	$ 13.4	$ 2.1
Unamortized compensation related to restricted awards outstanding				57.1			1.3
Cost of unvested awards expected to be recognized over a weighted average life, years				1 year 7 months			1 year 0 months
Stock options vesting period, minimum, in years							3 years
Stock options vesting period, maximum, in years							4 years
Weighted-average fair value of the stock options granted		$ 4.93	$ 4.90
Intrinsic value of options exercised	0.2	2.2	10.0
Cash received from the exercise of stock options								$ 1.0